Shareholder Report, Holdings (Details)	May 31, 2024
C000131515 | NVIDIANone
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000131515 | QualcommNone
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131515 | Southern CopperNone
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131515 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131515 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000131515 | Bim Birlesik Magazalar ASNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131515 | Colgate-PalmoliveNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131515 | Ford Otomotiv SanayiNone
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131515 | UltraTech CementNone
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131515 | Unilever ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131515 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000131515 | China
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000131515 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000131515 | India
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000131515 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131515 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131515 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000131515 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000131515 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131515 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131515 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000131515 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000131515 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131515 | Electronics Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000131515 | Food & Drug Stores
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131515 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131515 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000131515 | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131515 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131515 | Cement & Aggregates
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131515 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000079787 | NVIDIANone
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000079787 | QualcommNone
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079787 | Southern CopperNone
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079787 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079787 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079787 | Bim Birlesik Magazalar ASNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079787 | Colgate-PalmoliveNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079787 | Ford Otomotiv SanayiNone
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079787 | UltraTech CementNone
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079787 | Unilever ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079787 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000079787 | China
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000079787 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000079787 | India
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000079787 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079787 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000079787 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000079787 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079787 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079787 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079787 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000079787 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000079787 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000079787 | Electronics Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000079787 | Food & Drug Stores
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000079787 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000079787 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079787 | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079787 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079787 | Cement & Aggregates
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079787 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000131514 | NVIDIANone
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131514 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131514 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131514 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000131514 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000131514 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000131514 | Novo Nordisk ADRNone
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000131514 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131514 | Advanced Micro DevicesNone
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131514 | IntuitNone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000131514 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000131514 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131514 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000131514 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000131514 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000131514 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131514 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131514 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000131514 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000131514 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131514 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000131514 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000131514 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131514 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131514 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131514 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131514 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131514 | Life Science & Diagnostics
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065109 | NVIDIANone
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000065109 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065109 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065109 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000065109 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065109 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065109 | Novo Nordisk ADRNone
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065109 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065109 | Advanced Micro DevicesNone
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065109 | IntuitNone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065109 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000065109 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065109 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065109 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065109 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065109 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065109 | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065109 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000065109 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000065109 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000065109 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000065109 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000065109 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000065109 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065109 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000065109 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065109 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000065109 | Life Science & Diagnostics
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131513 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000131513 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131513 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131513 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131513 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131513 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131513 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131513 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131513 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131513 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000131513 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000131513 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131513 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000131513 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131513 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131513 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131513 | Automotive Retailers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012979 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000012979 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000012979 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012979 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012979 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012979 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012979 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000012979 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012979 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000012979 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000012979 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000012979 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012979 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012979 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012979 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012979 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012979 | Automotive Retailers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160667 | Kuwait Financial Bank Tier 1PERPNone3.6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160667 | Riyad02/25/2030None3.174
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000160667 | Investment Corporate of Dubai02/01/2027None5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160667 | DP World SalaamPERPNone6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160667 | Dubai Aerospace Enterprises DIFC02/15/2026None3.75
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160667 | EMAAR07/06/2031None3.7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160667 | Perusahaan Penerbit SBSN03/29/2026None4.55
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160667 | Air Lease Corp Sukuk Ltd04/01/2028None5.85
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160667 | TNB Global Ventures Cap10/19/2026None3.244
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160667 | Kingdom of Saudi Arabia04/20/2027None3.628
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160667 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160667 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000160667 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000160667 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000160667 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000160667 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000160667 | Kuwait
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160667 | Oman
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160667 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000160667 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000160667 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000160667 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000160667 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000160667 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000160667 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160667 | Bank Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160666 | Kuwait Financial Bank Tier 1PERPNone3.6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160666 | Riyad02/25/2030None3.174
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000160666 | Investment Corporate of Dubai02/01/2027None5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160666 | DP World SalaamPERPNone6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160666 | Dubai Aerospace Enterprises DIFC02/15/2026None3.75
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160666 | EMAAR07/06/2031None3.7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160666 | Perusahaan Penerbit SBSN03/29/2026None4.55
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160666 | Air Lease Corp Sukuk Ltd04/01/2028None5.85
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160666 | TNB Global Ventures Cap10/19/2026None3.244
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160666 | Kingdom of Saudi Arabia04/20/2027None3.628
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160666 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160666 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000160666 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000160666 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000160666 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000160666 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000160666 | Kuwait
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160666 | Oman
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160666 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000160666 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000160666 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000160666 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000160666 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000160666 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000160666 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160666 | Bank Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	2.00%